Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Secured term loan	$ 979	$ 987
Unsecured term loan	10,765	102
Venture debt term loan		1,544
Trust receipts	22,965	20,467
Loans from a shareholder of a subsidiary		22
Loans from external party	59
Promissory note	29
Obligation under finance lease	53	49
Other borrowings	7,297	6,637
Current, Total	42,147	29,808
Non-current
Secured term loan	17,212	18,189
Unsecured term loan		10,488
Obligation under finance lease	4	58
Non-current, Total	17,216	28,735
Total	$ 59,363	$ 58,543